Average Annual Total Returns - FidelityInflation-ProtectedBondIndexFund-PRO - FidelityInflation-ProtectedBondIndexFund-PRO - Fidelity Inflation-Protected Bond Index Fund	Mar. 01, 2024
Fidelity Inflation-Protected Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.78%
Past 5 years	3.04%
Past 10 years	2.34%
Fidelity Inflation-Protected Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.33%
Past 5 years	1.41%
Past 10 years	1.26%
Fidelity Inflation-Protected Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.24%
Past 5 years	1.67%
Past 10 years	1.35%
LB124
Average Annual Return:
Past 1 year	3.90%
Past 5 years	3.15%
Past 10 years	2.42%